ASSET DECOMMISSIONING OBLIGATION	12 Months Ended
Dec. 31, 2021
ASSET DECOMMISSIONING OBLIGATION
ASSET DECOMMISSIONING OBLIGATION

NOTE 34 - ASSET DECOMMISSIONING OBLIGATION

The asset decommissioning obligation is intended to cover expenses related with the decommissioning of nuclear power plants, which are: the dismantling and decontamination of materials, equipment and facilities, which will incur the end of the economic useful life of the plants, having the immobilized asset as counterpart.

	12/31/21			12/31/20
	Total Cost	Present Value	Present Value	Present Value
Plant	Estimate	Adjustment	Estimate	Estimate
Angra 1	3,017,913	(1,176,570)	1,841,343	1,717,823
Angra 2	3,457,180	(2,030,222)	1,426,958	1,322,188
Total	6,475,093	(3,206,792)	3,268,301	3,040,011

The Company recognizes obligations for decommissioning thermonuclear plants of its subsidiary Eletronuclear, which constitute a program of activities required by the National Nuclear Energy Commission (CNEN), which allows for the safe decommissioning and minimum impact to the environment of these nuclear facilities, at the end of their operational cycle. The amounts corresponding to total asset retirement liabilities adjusted to present value refer to Angra 1, with license validity until December 31, 2024 (in November 2019, CNEN was asked to extend the useful life of Angra 1 from 40 to 60 years) and refer to Angra 2, with license validity until August 31, 2040. The provision was estimated at current prices and based on the projected cash flow using a discount rate of 7.57% per year.

Accounting policy

The Company recognizes this liability based on the amount estimated for its realization, updated over the economic useful life of the plants, considering technological advances. The objective is to allocate to the respective period of competence of the operation, the costs to be incurred with the technical-operational deactivation of the plants, at the end of their useful life, estimated at 40years. Therefore, the Company recognizes the amounts of the approved estimates in Fixed Assets, as a contra account to Non-Current Liabilities.

The Company annually reviews the amounts of the provision for decommissioning liabilities and the present value of the expenses and classified in non-current liabilities.